Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2017
BlackRock iShares(R) Dynamic Fixed Income V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock iShares® Dynamic Fixed Income V.I. Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock iShares® Dynamic Fixed Income V.I. Fund (the “Fund”) is to seek to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, which is a fund of funds, seeks to achieve its investment objective by investing in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track fixed-income indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares® ETFs that seek to track fixed-income indices.

The underlying ETFs may invest in a variety of fixed-income instruments such as government obligations, corporate bonds and notes, including bonds and notes convertible into equity securities, mortgage-backed securities, asset-backed securities, floating or variable rate obligations (including senior secured floating rate loans or debt, and second lien or other subordinated or unsecured floating rate loans or debt), loan assignments and participations, inflation indexed bonds, municipal obligations, zero coupon debt securities, bank loans, structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities), and exchange traded notes (“ETNs”). The average portfolio duration of the fixed-income portion of the Fund will vary based on the underlying ETFs’ and BlackRock Advisors, LLC’s (“BlackRock”) forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

The underlying ETFs may invest in securities and other financial instruments of companies of any market capitalization. The underlying ETFs may invest in securities and other financial instruments available in both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or unhedged. The underlying ETFs may also invest in bonds of any maturity and in securities and other financial instruments of any credit quality, as determined by Fund management.

		The Fund and the underlying ETFs may invest in derivatives, including, but not limited to, interest rate swaps, total return swaps, credit default swaps, variance swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on their portfolio investments (although the underlying ETFs are not necessarily required to hedge any of their positions or to use derivatives).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund, including principal risks of investing in the underlying ETFs.

Principal Risks of the Fund’s Fund of Funds Structure
  Allocation Risk — The Fund’s ability to achieve its investment objective depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of ETFs and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or ETFs may be incorrect in view of actual market conditions. Although the quantitative model used to manage the Fund’s assets has been developed and refined by BlackRock, neither the Fund nor BlackRock can offer any assurance that the recommended allocation will either maximize returns or minimize risks.
  Conflicts of Interest Risk — In managing the Fund, BlackRock will have authority to select and substitute ETFs. BlackRock may be subject to potential conflicts of interest in selecting ETFs because the fees paid to BlackRock by some ETFs are higher than the fees paid by other ETFs. If an ETF holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that ETF.
  Investments in ETFs Risk — The Fund’s net asset value will change with changes in the value of the ETFs and other securities in which it invests. As with other investments, investments in other investment companies, including ETFs, are subject to market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, including ETFs, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
One ETF may buy the same securities that another ETF sells. In addition, the Fund may buy the same securities that an ETF sells, or vice-versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Certain of the ETFs may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

Principal ETF-Specific Risks
  Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.
  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.
  Passive Investment Risk — ETFs purchased by the Fund are not actively managed and may be affected by a general decline in market segments relating to their respective indices. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
  Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.
  Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.
  Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.
Other Principal Risks of Investing in the Fund and/or an Underlying ETF
  Agency Debt Risk — The Fund invests in unsecured bonds or debentures issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Bonds or debentures issued by government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury or backed by the full faith and credit of the U.S. Government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. Government National Mortgage Association securities are generally backed by the full faith and credit of the U.S. Government.
  Asset Class Risk — Securities in an underlying index or in the Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.
  Call Risk — During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Commercial Mortgage-Backed Securities Risk — Commercial mortgage-backed securities (“CMBS”) may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.
  Commodity Risk — The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.
  Concentration Risk — To the extent that the Fund’s investments are concentrated in a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
  Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.
  Consumer Services Sector Risk — The consumer services sector may be affected by changes in the domestic and international economy, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
  Credit Risk — The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
  Currency Risk — Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.
  Custody Risk — Less developed markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories.
  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

  Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in over the next several years. The implementation of these requirements with respect to OTC swaps, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.
  Energy Sector Risk — The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities.
  Extension Risk — During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
  Financials Sector Risk — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
  Floating Rate Notes Risk — Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates. Although floating rate notes are less sensitive to interest rate risk than fixed rate securities, they are subject to credit and default risk, which could impair their value.
  Geographic Risk — A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.
  Healthcare Sector Risk — The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
  High Yield Securities Risk — Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch Ratings, Inc., or “Baa3” by Moody’s Investors Service, Inc.), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity and may be more likely to default.
  Income Risk — The Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds when bonds in its portfolio mature or are called, bonds in an underlying index are substituted or the Fund otherwise needs to purchase additional bonds.
  Industrials Sector Risk — The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
  Information Technology Sector Risk — Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
  Interest Rate Risk — An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
  Issuer Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
  Market Risk — The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
  Materials Sector Risk — Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.
  Non-U.S. Securities Risk — Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. The Fund is specifically exposed to Asian Economic Risk and Middle Eastern Economic Risk.
  North American Economic Risk — The United States is Canada’s and Mexico’s largest trading and investment partner. Economic events in any one North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests.
  Prepayment Risk — During periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity, causing the Fund to have to reinvest in securities with a lower yield, resulting in a decline in the Fund’s income.
  Privatization Risk — Some countries in which the Fund invests have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.
  Producer Durables Industry Group Risk — The producer durables industry group includes companies involved in the design, manufacture or distribution of industrial durables such as electrical equipment and components, industrial products, and housing and telecommunications equipment. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, and consumer demands, spending, tastes and preferences.
  Reliance on Trading Partners Risk — The Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Through its portfolio companies’ trading partners, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
  Risk of Investing in Canada — Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, European Union (the “EU”) countries and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.
  Risk of Investing in Emerging Markets — The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuation and greater risk associated with custody of securities.
  Risk of Investing in Frontier Markets — Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Economic, political, liquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.
  Risk of Investing in India — Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets.
  Risk of Investing in Japan — The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund.
  Risk of Investing in Kuwait — Investments in Kuwaiti issuers involve risks that are specific to Kuwait, including legal, regulatory, political and economic risks.
  Risk of Investing in Russia — Investing in Russian securities involves significant risks, including legal, regulatory and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. A number of countries have imposed economic sanctions on certain Russian individuals and Russian corporate entities. These sanctions, or even the threat of further sanctions, may adversely affect Russia’s economy and the Fund’s investments.
  Risk of Investing in the United Kingdom — Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom’s economy may be impacted by changes to the economic condition of the United States and other European countries. In a referendum held on June 23, 2016, the United Kingdom resolved to leave the EU. The referendum may introduce significant uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the EU.
  Risk of Investing in the United States — The United States is a significant country in which the Fund invests. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
  Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
  Security Risk — Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country’s or region’s security may cause uncertainty in these markets and may adversely affect their economies and the Fund’s investments.
  Sovereign and Quasi-Sovereign Obligations Risk — The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments and by entities affiliated with or backed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.
  Structural Risk — The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.
  Technology Industry Group Risk — Technology companies may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.
  Telecommunications Sector Risk — Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.
  U.S. Treasury Obligations Risk — U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.
  Utilities Sector Risk — The utilities sector is subject to significant government regulation and oversight. Deregulation may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
  Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of Bloomberg Barclays U.S. Aggregate Bond Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and the table assumes reinvestment of the dividends and distributions. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares ANNUAL TOTAL RETURNS BlackRock iShares® Dynamic Fixed Income V.I. Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 2.87% (quarter ended March 31, 2016) and the lowest return for a quarter was –2.78% (quarter ended December 31, 2016). The year-to-date return as of March 31, 2017 was 0.91%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/16 Average Annual Total Returns
BlackRock iShares(R) Dynamic Fixed Income V.I. Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	$ 1,410
2015	rr_AnnualReturn2015	(1.20%)
2016	rr_AnnualReturn2016	3.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.78%)
1 Year	rr_AverageAnnualReturnYear01	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
BlackRock iShares(R) Dynamic Fixed Income V.I. Fund | Class III Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	388
5 Years	rr_ExpenseExampleYear05	701
10 Years	rr_ExpenseExampleYear10	$ 1,589
1 Year	rr_AverageAnnualReturnYear01	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
BlackRock iShares(R) Dynamic Fixed Income V.I. Fund | Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Class I Shares) and 0.75% (for Class III Shares) of average daily net assets through April 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the BlackRock Variable Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Fund.